Share-based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation

18. Share-based compensation

Stock options

On August 29, 2014, the Board of Directors of the former holding company of Beijing Happy Time approved the 2014 Share Plan (the “2014 Plan”) for the purpose of providing incentives and rewards to employees and executives who contribute to the success of the Company’s operations, and approved 20,824,447 of share options under the 2014 Plan. These share options do not have an exercise price and vest over four years. 25% of the share options could be vested on the first anniversary, while the remaining could be vested 1/3 yearly when the participant completes each 1-year period of continuous service thereafter. The share options expire 10 years from the date of grant. Upon execution of the share options, shares owned by Mr. Luo Min will be transferred to the option holders.

On December 26, 2015, the 2014 Plan was terminated. On the same day, the Board of Directors of Beijing Happy Time approved the 2015 Share Plan (the “2015 Plan”) which replaced the 2014 Plan. Under the 2015 Plan, Beijing Happy Time was entitled to grant a total of 15,814,019 share options in virtual shares of Tianjin Happy Share to employees, officers, directors and individuals. Tianjin Happy Share is a limited partnership established under the laws of PRC, which owns 5.24% of the equity interest in Beijing Happy Time as of December 26, 2015. Beijing Happy Time divided the partnership interest in Tianjin Happy Share into 15,814,019 virtual shares and awarded the share options to purchase the virtual shares to grantees of the 2015 Plan. Beijing Happy Time granted 13,373,019 share options under the 2015 Plan to the employees as replacement awards for the 2014 plan and all the share options granted were immediately vested on December 26, 2015. The 2015 Plan expires 10 years from the date of the grant.

As part of the restructuring in 2016, Tianjin Happy Share entered into a share entrustment agreement with Qufenqi Holding Limited, pursuant to which Qufenqi Holding Limited holds 15,814,019 ordinary shares of Qudian Inc. as the nominal shareholder on behalf of Tianjin Happy Share. As such, grantees of the 2015 Share Incentive Plan enjoy the pecuniary interests of the 15,814,019 shares, representing 5.24% of the equity interest of Qudian Inc. in proportion to their relevant numbers of options to purchase virtual shares of Tianjin Happy Share.

On May 1, 2016, the Board of Directors of Beijing Happy Time approved the 2015 Incentive Plan Supplementary Agreement (“Supplemental 2015 Incentive Plan”), which canceled 1,080,000 share options granted under the 2015 Plan. In addition, the Company will issue share options to certain management and employees equivalent to the numbers of shares canceled within the next three years (with the first performance review in January 2017) based on the periodic performance reviews of those individuals.

As part of the restructuring, the Board of Directors of Qudian Inc. approved the cancelation of the 2015 Plan and the Supplemental 2015 Incentive Plan as well as the adoption of the 2016 Equity Incentive Plan (the “2016 Plan”) on December 9 2016. During the year ended December 31 2016, the Company granted a total of 15,299,019 of share options for the ordinary shares of Qudian Inc. under 2016 Plan. The Company granted 12,364,319 share options under the 2016 Plan to the employees as replacement awards for the 2015 plan. All the share options granted under 2016 Plan were vested over 3 to 5 years. The 2016 Plan expires 10 years from the date of the grant.

The Company has set up the Share Based Payment Trust for the purpose of holding options awarded to certain employees and underlying shares before they are exercised as instructed by the employees. As of December 31, 2016, 13,865,219 options are held by the trustee of the Share Based Payment Trust.

On May 3, 2017, the Company granted 494,904 options under the 2016 Plan.

On August 17, 2017, the Company granted 200,000 options under the 2016 Plan. 20,000 of the options were granted to two independent non-executive directors. 25% of the options will vest upon each subsequent anniversary of the Company’s IPO.

The Company calculated the estimated fair value of the options on the respective grant dates using the binomial option pricing model with assistance from an independent valuation firm. Assumptions used to determine the fair value of share options granted during 2015, 2016 and 2017 are summarized in the following table:

	For the years ended December 31,
	2015	2016	2017
Risk-free interest rate (%)	2.00 to 2.43	2.47	1.56 to 2.33
Volatility (%)	46.6 to 50.3	49.8 to 49.9	50.9 to 52.4
Expected exercise multiple	2.2 to 2.8	2.2 to 2.8	2.2 to 2.8
Dividend yield	Nil	Nil	Nil
Expected life (in years)	10	10	10
Exercise price	Nil	Nil	Nil
Fair value of ordinary shares (RMB)	3.82 to 12.63	25.89 to 26.04	81.94 to 94.22

The Company recognized compensation cost for the share options on a graded vesting basis. The total fair value of the vested share options were RMB 55,607,170, RMB 22,133,620 and RMB 64,055,851 (US$ 9,845,204) for the years ended December 31, 2015, 2016 and 2017, respectively.

A summary of share option activity under the 2014 Plan is as follows:

	Number of shares	Weighted average exercise price	Weighted average grant date fair value
		RMB	RMB
Balance, April 9, 2014 (date of inception)	—	—	—

Granted	18,373,219	—	1.30
Exercised	—	—	—
Forfeited	—	—	—

Balance, December 31, 2014	18,373,219	—	1.30

Granted	2,449,800	—	3.63
Exercised	—	—	—
Canceled	(13,373,019)	—	2.08
Forfeited	(7,450,000)	—	0.68

Balance, December 31, 2015	—	—	—

Exercisable, December 31, 2015	—	—	—

Expected to vest, December 31, 2015	—	—	—

A summary of share option activity under the 2015 Plan is as follows:

	Number of shares	Weighted average exercise price	Weighted average grant date fair value
		RMB	RMB
Balance, December 31, 2014	—	—	—

Granted	15,814,019	—	12.62
Exercised	—	—	—
Surrendered	(3,000)	—	12.62

Balance, December 31, 2015	15,811,019	—	12.62

Exercised and forfeited	(3,446,700)	—	12.62
Exercised and replaced	(12,364,319)	—	12.62

Balance, December 31, 2016	—	—	—

Exercisable, December 31, 2016	—	—	—

Expected to vest, December 31, 2016	—	—	—

A summary of share option activity under the 2016 Plan is as follows:

	Number of shares	Weighted average exercise price	Weighted average grant date fair value
		RMB	RMB
Balance, December 31, 2015	—	—	—
Granted	15,299,019	—	25.89
Exercised	—	—	—
Forfeited	—	—	—

Balance, December 31, 2016	15,299,019	—	25.89

Granted	694,904	—	88.33
Exercised	—	—	—
Forfeited	(241,650)	—	34.38

Balance, December 31, 2017	15,752,273	—	28.51

Exercisable, December 31, 2017	9,551,437	—	24.52

Expected to vest, December 31, 2017	6,200,836	—	34.66

As of December 31, 2017, total unrecognized compensation expense relating to unvested share options was RMB 63,890,517 (US$ 9,819,793). The expense is expected to be recognized over a weighted-average period of 2.33 years.

For the years ended December 31, 2015, 2016 and 2017, the Company allocated share-based compensation expense as follows:

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Sales and marketing	23,690,916	690,486	1,890,690	290,594
General and administrative	11,424,573	18,986,103	42,848,932	6,585,760
Research and development	20,491,681	2,457,031	19,316,229	2,968,850

	55,607,170	22,133,620	64,055,851	9,845,204